Provision for Legal Proceedings - Summary of Contingent Liabilities With No Provision for Possible Losses (Parenthetical) (Detail) R$ in Thousands, $ in Thousands						12 Months Ended
	Dec. 03, 2018 BRL (R$)	Dec. 27, 2017 BRL (R$)	Dec. 27, 2017 USD ($)	Dec. 15, 2017 BRL (R$)	Dec. 15, 2017 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of contingent liabilities [line items]
Tax infringement notice amount			$ 121,778		$ 90,634
Tax Proceedings [member]
Disclosure of contingent liabilities [line items]
Tax infringement notice amount | R$	R$ 120,948	R$ 121,778
Number of official tax infringement notices		2	2
Tax Proceedings [member] | Cavo [member]
Disclosure of contingent liabilities [line items]
Tax infringement notice amount | R$				R$ 90,634
Civil Proceedings [member]
Disclosure of contingent liabilities [line items]
Law suit involved value						$ 15,050
Sao Paulo state prosecutors office [member]
Disclosure of contingent liabilities [line items]
Estimate of possible loss								$ 39,247
Damages sought, value							$ 154,123